Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As at December 31,	As at December 31,
	2014	2013
Trade payables	$2,522	$4,326
Accrued compensation	3,883	2,918
Accrued legal costs	100	680
Dividends	5,196	4,527
Success fee obligation	3,736	4,358
Accrued partner program royalties	974	-
Patent acquisition liability	-	5,000
Accrued other	2,504	3,203
	$18,915	$25,012

Schedule of Current and Long Term Liability

The current and long term portion of this liability is reflected as follows:

	As at December 31,	As at December 31,
	2014	2013
Success fee obligation	$7,375	$11,406
Current portion	(3,736)	(4,358)
	$3,639	$7,048